INCOME TAX - Deferred Tax Assets and Liabilities (Details) ₽ in Millions, $ in Millions	Dec. 31, 2019 RUB (₽)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 RUB (₽)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 RUB (₽)	Dec. 31, 2016 RUB (₽)
Deferred tax asset
Accrued expenses	₽ 3,223	$ 40.9	₽ 2,696
Net operating loss carryforward	3,452	43.8	3,254
Intangible assets	451	5.7	399
Property and equipment	464	5.9	553
Operating lease liabilities	4,572	58.0	3,778
Other	76	0.9	28
Total deferred tax asset	12,238	155.2	10,708
Valuation allowance	(3,810)	(48.3)	(1,730)	$ (21.9)	₽ (922)	₽ (659)
Total deferred tax asset, net of valuation allowance	8,428	106.9	8,978
Deferred tax liability
Property and equipment	(2,265)	(28.7)	(1,129)
Intangible assets	(1,480)	(18.8)	(1,684)
Unremitted earnings	(953)	(12.1)	(510)
Deferred expenses	(89)	(1.1)	(19)
Allowance for doubtful accounts	(25)	(0.3)	(24)
Operating lease assets	(3,651)	(46.4)	(3,495)
Other	(69)	(0.8)	(166)
Total deferred tax liability	(8,532)	(108.2)	(7,027)
Net deferred tax asset			1,951
Net deferred tax liability	(104)	(1.3)
Net deferred tax assets	1,847	23.4	3,523
Net deferred tax liabilities	₽ (1,951)	$ (24.7)	₽ (1,572)